Cash and Cash Equivalents - Transactions in the course of collection (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Assets
Documents drawn on other banks (clearing)		$ 210,743	$ 204,624
Funds receivable		78,451	51,344
Subtotal transactions in the course of collection	$ 416,946	289,194	255,968
Liabilities
Funds payable		(44,436)	(29,871)
Subtotal transactions in the course of payment	$ (64,066)	(44,436)	(29,871)
Total transactions in the course of collection		$ 244,758	$ 226,097